NORTHERN LIGHTS FUND TRUST III

November 2, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust III – Swan Defined Risk Fund and Swan Defined Risk Growth Fund

Post Effective Amendment No. 661 to the Registration Statement on Form N-1A

(File No. 333-178833, CIK No. 0001537140)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust III (the “Trust”), on behalf of the Swan Defined Risk Fund and Swan Defined Risk Growth Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 661 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2026 (SEC Accession No. 0001580642-26-007182).

Questions related to this filing should be directed to Philip B. Sineneng of Thompson Hine LLP at (614) 469-3217.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Vice President

cc: Philip B. Sineneng, Esq.

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